TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	$ 1,244	$ (1,221)	$ 806
Statutory tax rates	26.50%	26.50%	25.00%
Theoretical tax benefit calculated	$ 330	$ (324)	$ 202
Other	36	182	(118)
Changed in liability for undistributed income of subsidiaries	38	29	132
Change in valuation allowance	$ (92)	$ 1,724	(2,540)
Adjustment to net loss carryforward			142
Change in effective corporate tax rates			(757)
Tax benefit arising from "Beneficiating and Preferred" Enterprises	$ (109)	$ 40	(70)
Foreign tax rate differential in subsidiaries	15	(17)	34
Total	(112)	1,958	(3,177)
Income tax expense (benefit)	$ 218	$ 1,634	$ (2,975)